Provisions - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022 [1]
Non-current provisions (a)
Provisions for pensions and similar obligations	€ 102,126	€ 100,159
Other provisions	22,922	16,766
Non-current provisions	125,048	116,925	[1]	€ 110,063
Current provisions (b)
Trade provisions	25,089	39,695
Other provisions	13,524	8,111
Current provisions	€ 38,613	€ 47,806	[1]	€ 56,339

[1]	Restated figures (Note 2.d)